Leasing	12 Months Ended
Dec. 31, 2017
Leasing
Leasing

Note 8. Leasing

All SEK’s leasing transactions, where SEK is the lessor, are classified as financial leases. When making such classification all aspects regarding the leasing contract, including third party guarantees, are taken into account. A reconciliation between the gross investment in the leases and the present value of minimum lease payments receivable at the end of the reporting period can be found below. Future lease payments receivable will mature in the following periods.

	Consolidated Group
	December 31, 2017		December 31, 2016
Skr mn	Gross investment	Present value of minimum lease payments	Gross investment	Present value of minimum lease payments
No later than one year	124	107	122	103
Later than one year and no later than five years	246	226	319	287
Later than five years	—	—	23	21

Total	370	333	464	411

Unearned finance income	—	37	—	53
Unguaranteed residual value	—	—	—	—

Total	370	370	464	464

The leases are included in the line item “Loans to the public” in the statement of financial position.